Other Expenses, Net - Disclosure of Other Operating Income Expense (Parenthetical) (Detail) $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
Special regime for the reintegration of taxes of exporting companies [member]
Other operating income expense net [line items]
Tax credit net	$ 24.2